As filed with the U.S. Securities and Exchange Commission on March 29, 2021
Registration Nos. 333-103193
811-03713

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

Registration Statement Under the Securities Act of 1933	□
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 22	☒
and
Registration Statement Under the Investment Company Act of 1940
Amendment No. 70	☒
(Check appropriate box or boxes)

New England Variable Life Separate Account
(Exact Name of Registrant)
New England Life Insurance Company
(Name of Depositor)
One Financial Center
Boston, Massachusetts 02111
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number: (980) 365-7100
New England Life Insurance Company
c/o C T Corporation System
155 Federal Street, Suite 700
Boston, Massachusetts 02110
(617) 757-6400
(Name and Address of Agent for Service)
Copy to:
Dodie C. Kent
Ronald Coenen Jr.
Eversheds Sutherland (US) LLP
The Grace Building, 40th Floor
1114 Avenue of the Americas
New York, NY 10036-7703
Approximate Date of Public Offering: On (date) or as soon thereafter as practicable
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☒ on April 28, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1) of Rule 485.
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Flexible Premium Variable Life Insurance Policies.

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 21 (“Amendment No. 21”) to Registration Statement File No. 333-103193 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on January 29, 2021. Parts A, B and C were filed in Amendment No. 21 and are incorporated by reference herein.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and the State of North Carolina, on the 22nd day of March, 2021.
New England Variable Life Separate Account
(Registrant)
By:	New England Life Insurance Company
(Depositor)
By:	/s/ Kevin Finneran
Kevin Finneran. Vice President

New England Life Insurance Company
(Depositor)
By:	/s/ Kevin Finneran
Kevin Finneran Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons, in the capacities indicated, on March 22, 2021.
*	Chairman of the Board, President, Chief Executive Officer and a Director
Conor E. Murphy
*	Director and Vice President
Kimberly A. Berwanger
*	Vice President
Kumar Das Gupta
*	Director and Vice President
Meghan S. Doscher
*	Director, Vice President and Chief Financial Officer
Lynn A. Dumais
*	Director and Vice President
Tara Figard
*	Vice President and Controller (principal accounting officer)
Gianna H. Figaro-Sterling
*	Director, Vice President and Chief Compliance Officer
Jeffrey Halperin
*	Director
Donald Leintz
By:	/s/ Michele H. Abate

Michele H. Abate
Attorney-in-fact
March 22, 2021
* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 to the Registration Statement on Form N-6 filed as Exhibit (s) on January 29, 2021 (Files Nos. 333-103193/811-03713).